Summary of Significant Accounting Policies (Revenue Recognition and Cost of Revenues) (Narrative) (Details) (USD $)	12 Months Ended			4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 28, 2014 agreements
Schedule of Significant Accounting Policies [Line Items]
Commission fees	$ 0	$ 0	$ 0
Percentage of guaranteed amounts will prepay by Huzhong prior to the beginning of the month	50.00%
Cash incentives to third-party advertising agencies	0	0	72,464
Maximum period shared revenues are to be paid by Qinhe	30 days
Applicable VAT rate for small-scale taxpayer in Pilot Program	3.00%
Creditable input VAT recognized for small-scale taxpayer in Pilot Program	$ 0
Shengyue [Member]
Schedule of Significant Accounting Policies [Line Items]
Number of agreements				2
Advertising Sales [Member]
Schedule of Significant Accounting Policies [Line Items]
Applicable business tax rate	5.00%
VAT rate	6.00%